Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 28, 2014
Supplement [Text Block]	tmf_SupplementTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus

dated February 28, 2014

with respect to

Thrivent Growth and Income Plus Fund

Thrivent Balanced Income Plus Fund

Thrivent Diversified Income Plus Fund

Thrivent Opportunity Income Plus Fund

Thrivent Municipal Bond Fund

For the month of August 2014 only, the maximum sales charge (load) imposed on purchases of Class A shares of Thrivent Growth and Income Plus Fund, Thrivent Balanced Income Plus Fund, Thrivent Diversified Income Plus Fund, Thrivent Opportunity Income Plus Fund, and Thrivent Municipal Bond Fund (collectively, the “Funds”) will be temporarily waived. As a result, the Funds’ prospectus under “Fees and Expenses” in the “Summary Section” and under “Class A Shares” in “Shareholder Information” is hereby amended to reflect this temporary waiver.

Thrivent Growth and Income Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tmf_SupplementTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus

dated February 28, 2014

with respect to

Thrivent Growth and Income Plus Fund

For the month of August 2014 only, the maximum sales charge (load) imposed on purchases of Class A shares of Thrivent Growth and Income Plus Fund, Thrivent Balanced Income Plus Fund, Thrivent Diversified Income Plus Fund, Thrivent Opportunity Income Plus Fund, and Thrivent Municipal Bond Fund (collectively, the “Funds”) will be temporarily waived. As a result, the Funds’ prospectus under “Fees and Expenses” in the “Summary Section” and under “Class A Shares” in “Shareholder Information” is hereby amended to reflect this temporary waiver.

Thrivent Balanced Income Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tmf_SupplementTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus

dated February 28, 2014

with respect to

Thrivent Balanced Income Plus Fund

For the month of August 2014 only, the maximum sales charge (load) imposed on purchases of Class A shares of Thrivent Growth and Income Plus Fund, Thrivent Balanced Income Plus Fund, Thrivent Diversified Income Plus Fund, Thrivent Opportunity Income Plus Fund, and Thrivent Municipal Bond Fund (collectively, the “Funds”) will be temporarily waived. As a result, the Funds’ prospectus under “Fees and Expenses” in the “Summary Section” and under “Class A Shares” in “Shareholder Information” is hereby amended to reflect this temporary waiver.

Thrivent Diversified Income Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tmf_SupplementTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus

dated February 28, 2014

with respect to

Thrivent Diversified Income Plus Fund

For the month of August 2014 only, the maximum sales charge (load) imposed on purchases of Class A shares of Thrivent Growth and Income Plus Fund, Thrivent Balanced Income Plus Fund, Thrivent Diversified Income Plus Fund, Thrivent Opportunity Income Plus Fund, and Thrivent Municipal Bond Fund (collectively, the “Funds”) will be temporarily waived. As a result, the Funds’ prospectus under “Fees and Expenses” in the “Summary Section” and under “Class A Shares” in “Shareholder Information” is hereby amended to reflect this temporary waiver.

Thrivent Opportunity Income Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tmf_SupplementTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus

dated February 28, 2014

with respect to

Thrivent Opportunity Income Plus Fund

For the month of August 2014 only, the maximum sales charge (load) imposed on purchases of Class A shares of Thrivent Growth and Income Plus Fund, Thrivent Balanced Income Plus Fund, Thrivent Diversified Income Plus Fund, Thrivent Opportunity Income Plus Fund, and Thrivent Municipal Bond Fund (collectively, the “Funds”) will be temporarily waived. As a result, the Funds’ prospectus under “Fees and Expenses” in the “Summary Section” and under “Class A Shares” in “Shareholder Information” is hereby amended to reflect this temporary waiver.

Thrivent Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tmf_SupplementTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus

dated February 28, 2014

with respect to

Thrivent Municipal Bond Fund

For the month of August 2014 only, the maximum sales charge (load) imposed on purchases of Class A shares of Thrivent Growth and Income Plus Fund, Thrivent Balanced Income Plus Fund, Thrivent Diversified Income Plus Fund, Thrivent Opportunity Income Plus Fund, and Thrivent Municipal Bond Fund (collectively, the “Funds”) will be temporarily waived. As a result, the Funds’ prospectus under “Fees and Expenses” in the “Summary Section” and under “Class A Shares” in “Shareholder Information” is hereby amended to reflect this temporary waiver.